WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Warrants
WARRANTS

3. WARRANTS

A summary of warrants to purchase common stock during the three months ended June 30, 2021 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2021	146,668	$3.00
Granted	-	-
Exercised	-	-
Expired/Cancelled	-	-
Balance outstanding and exercisable at June 30, 2021	146,668	$3.00

At June 30, 2021, the 146,668 outstanding stock warrants had no intrinsic value.

6. WARRANTS

A summary of warrants to purchase Common Stock issued during the fiscal years ended March 31, 2020 and 2021 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2019	1,135,003	$2.19
Granted	-	-
Exercised	-	-
Expired	-	-
Balance outstanding at March 31, 2020	1,135,003	$2.19
Granted	-	-
Exercised	-	-
Expired	(988,335)	2.10
Balance outstanding and exercisable at March 31, 2021	146,668	$3.00

At March 31, 2021, the 146,668 outstanding stock warrants had no intrinsic value.